Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenue		$ 3,260,219	$ 3,107,581	$ 2,958,248
Airborne Systems
Revenue from External Customer [Line Items]
Revenue		1,242,286	1,225,678	1,197,942
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue		408,003	558,658	274,896
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue		1,220,917	995,200	1,118,487
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue		276,029	231,939	265,143
Others
Revenue from External Customer [Line Items]
Revenue	[1]	$ 112,984	$ 96,106	$ 101,780

[1]	Mainly non-defense engineering and production services.